UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 37.3%
Commercial Loans — 37.0%
Carl’s Jr., Idaho Springs, CO, 4.13%, 5/1/23	4/23/13	$1,500,000	$1,500,000	$1,513,273
Chicago Social Security Building, Chicago, IL, 4.78%, 6/1/22	5/31/12	2,226,858	2,226,858	2,338,201
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17	6/14/07	1,813,436	1,813,436	1,904,108
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 §	9/9/02	1,195,909	1,195,909	695,015
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17	6/28/07	1,234,905	1,234,905	1,296,650
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17	6/28/07	1,978,866	1,978,866	1,998,655
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15	2/28/06	1,582,699	1,582,699	1,614,353
Palace Court, Santa Fe, NM, 5.88%, 1/1/13 § ¶	10/2/06	1,858,913	1,858,913	1,858,913
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13	8/3/06	1,849,169	1,849,169	1,365,816
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/18	12/23/05	1,291,029	1,291,029	1,355,580
Stephens Center, Missoula, MT, 6.88%, 9/1/15	4/20/06	1,653,143	1,653,143	1,686,206
The Storage Place, Marana, AZ, 6.65%, 1/1/13 § ¿	12/20/07	3,181,587	3,188,511	1,848,502

			21,373,438	19,475,272

Single Family Loans — 0.3%
American Portfolio, 1 loan, California, 3.00%, 1/1/17	7/18/95	9,923	9,452	9,863
Bank of New Mexico, 1 loan, New Mexico, 3.63%, 2/1/18	5/31/96	17,122	17,122	17,636
Bluebonnet Savings & Loan, 3 loans, Texas, 3.06%, 5/25/15	5/22/92	18,737	18,738	18,928
Fairbanks, 1 loan, Utah, 3.63%, 11/1/18	5/21/92	11,449	9,717	11,585
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	30,395	28,875	31,306
Nomura III, 1 loan, California, 4.00%, 5/1/19	9/29/95	34,278	30,986	34,820

			114,890	124,138

Total Whole Loans			21,488,328	19,599,410

Corporate Note ¥ ¶ — 6.7%
Fixed Rate — 6.7%
Stratus Properties V, 7.25%, 3/31/15	6/1/07	3,500,000	3,500,000	3,535,000

Corporate Bonds — 44.7%
Banking ☒ — 3.7%
Bank of America, Series MTN, 5.00%, 5/13/21		795,000	867,912	880,502
Goldman Sachs Group, 6.00%, 6/15/20		925,000	1,050,519	1,083,034

			1,918,431	1,963,536

Real Estate Investment Trusts — 41.0%
BioMed Realty, 4.25%, 7/15/22		470,000	492,337	487,939
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		1,500,000	1,484,383	1,485,555
CommonWealth REIT, 5.88%, 9/15/20 ☒		1,325,000	1,432,344	1,402,340
Developers Diversified Realty, 4.63%, 7/15/22 ☒		1,500,000	1,620,396	1,602,849
Digital Realty, 3.63%, 10/1/22 ☒		1,500,000	1,498,046	1,480,656
Health Care REIT, 4.95%, 1/15/21		1,350,000	1,476,773	1,490,194
Health Care REIT, 3.75%, 3/15/23		490,000	494,676	490,325
Healthcare Realty, 5.75%, 1/15/21 ☒		1,160,000	1,294,796	1,315,615
Hospitality Properties, 5.00%, 8/15/22		1,500,000	1,598,868	1,566,549
Liberty Property, 3.38%, 6/15/23 ☒		1,500,000	1,496,559	1,455,777
National Retail Properties, 3.80%, 10/15/22		1,225,000	1,266,250	1,256,343
Post Apartment Homes, 3.38%, 12/1/22		395,000	394,755	390,413
Senior Housing Properties, 6.75%, 4/15/20 ☒		1,250,000	1,395,633	1,418,031
Senior Housing Properties, 5.63%, 8/1/42 ☒		525,000	512,400	523,740

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
SL Green Realty, 4.50%, 12/1/22	$485,000	$496,346	$488,300
Ventas Realty, 4.75%, 6/1/21	1,350,000	1,472,511	1,475,067
Ventas Realty, 5.45%, 3/15/43	1,605,650	1,613,463	1,601,796
Weingarten Realty Investors, 3.38%, 10/15/22 ☒	1,700,000	1,701,488	1,644,796

		21,742,024	21,576,285

Total Corporate Bonds		23,660,455	23,539,821

U.S. Government Agency Mortgage-Backed Securities — 14.1%
Fixed Rate — 14.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a	123,768	125,196	132,252
9.00%, 7/1/30, #C40149	42,503	43,275	51,960
5.00%, 5/1/39, #G05430 a	539,791	552,447	577,063
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	39,670	39,901	41,919
5.00%, 7/1/18, #724954 a	508,467	508,192	544,355
6.50%, 6/1/29, #252497 a	45,090	44,886	50,907
7.50%, 3/1/30, #495694	12,296	12,160	12,532
7.50%, 5/1/30, #535289 a	13,816	13,499	15,990
8.00%, 5/1/30, #538266 a	6,787	6,729	7,125
6.00%, 5/1/31, #535909 a	68,626	68,895	76,407
6.50%, 11/1/31, #613339 a	50,163	50,937	56,029
5.50%, 7/1/33, #720735 a	540,058	535,445	590,555
5.00%, 7/1/39, #935588 a	295,769	302,052	319,567
4.00%, 12/1/40, #AB1959 a	929,008	926,535	989,340
4.00%, 12/1/40, #MA0583 a	452,770	457,603	477,505
4.00%, 1/1/41, #MA0614 a	734,384	727,308	774,504
3.50%, 3/1/41, #AE0981 a	1,288,688	1,329,286	1,335,590
3.50%, 3/1/42, #AB4749 a	1,302,210	1,346,515	1,349,604

Total U.S. Government Agency Mortgage-Backed Securities		7,090,861	7,403,204

Preferred Stocks — 35.4%
Real Estate Investment Trusts — 35.4%
Alexandria Real Estate Equities, Series E ☒	58,839	1,493,840	1,559,233
Boston Properties, Series B	41,650	1,046,655	1,042,554
BRE Properties, Series D ☒	2,400	47,688	61,296
CommonWealth REIT, Series E ☒	58,480	1,508,824	1,514,574
Developers Diversified Realty, Series H ☒	3,193	65,457	81,038
Digital Realty, Series E ☒	48,414	1,231,102	1,297,979
Digital Realty, Series F ☒	6,000	152,580	155,460
Digital Realty, Series G	2,405	59,957	59,233
Duke Realty, Series J ☒	2,100	52,246	53,287
Duke Realty, Series L ☒	8,750	167,300	222,425
Equity Residential Properties, Series K ☒	10,000	557,500	636,250
Health Care REIT, Series J ☒	57,700	1,490,045	1,544,052
Hospitality Properties, Series C ☒	17,256	433,988	438,411
Hospitality Properties, Series D ☒	29,652	803,366	778,958
Kimco Realty, Series J ☒	20,000	503,000	505,200
Kimco Realty, Series K	6,519	167,212	164,344
National Retail Properties, Series D ☒	59,996	1,522,323	1,555,096
PS Business Parks, Series R ☒	9,500	234,175	253,745
PS Business Parks, Series T ☒	23,000	578,450	588,800
Public Storage, Series T	3,859	99,948	98,945
Public Storage, Series U	16,000	416,800	406,080

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	VALUE ¶
Public Storage, Series V	2,960	$75,036	$74,474
Public Storage, Series W	11,000	277,750	273,460
Realty Income, Series E ☒	37,060	714,246	959,817
Realty Income, Series F	12,000	320,160	315,960
Regency Centers, Series F ☒	47,900	1,292,250	1,288,989
Regency Centers, Series G	5,000	126,900	126,500
Simon Property Group, Series J ☒	11,000	511,500	771,032
Vornado Realty, Series G ☒	30,000	483,000	765,600
Vornado Realty, Series K ☒	11,867	300,829	303,083
Vornado Realty, Series L	4,000	98,600	98,080
Weingarten Realty Investors, Series F ☒	25,500	608,175	650,250

Total Preferred Stocks		17,440,902	18,644,205

Total Unaffiliated Investments		73,180,546	72,721,640

Short-Term Investment — 3.4%
First American Prime Obligations Fund, Class Z, 0.00% W	1,784,056	1,784,056	1,784,056

Total Investments ▲ — 141.6%		$74,964,602	$74,505,696

Other Assets and Liabilities, Net — (41.6)%			(21,881,142)

Total Net Assets — 100.0%			$52,624,554

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

¶	The fund’s investments in whole loans (single family and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2013, the total fair value of these securities was $23,134,410 or 44.0% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2013.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2013, securities valued at $30,277,470 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$15,200,000	1.05%	$442

*	Interest rate as of May 31, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $795,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $925,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $1,500,000 par

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

CommonWealth REIT, 5.88%, 9/15/20, $1,325,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $1,500,000 par

Digital Realty, 3.63%, 10/1/22, $1,500,000 par

Healthcare Realty, 5.75%, 1/15/21, $1,160,000 par

Liberty Property, 3.38%, 6/15/23, $1,500,000 par

Senior Housing Properties, 6.75%, 4/15/20, $1,250,000 par

Senior Housing Properties, 5.63%, 8/1/42, $525,000 par

Weingarten Realty Investors, 3.38%, 10/15/22, $1,700,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 58,839 shares

BRE Properties, Series D, 2,400 shares

CommonWealth REIT, Series E, 58,480 shares

Developers Diversified Realty, Series H, 3,193 shares

Digital Realty, Series E, 48,414 shares

Digital Realty, Series F, 6,000 shares

Duke Realty, Series J, 2,100 shares

Duke Realty, Series L, 8,750 shares

Equity Residential Properties, Series K, 10,000 shares

Health Care REIT, Series J, 57,700 shares

Hospitality Properties, Series C, 17,256 shares

Hospitality Properties, Series D, 29,652 shares

Kimco Realty, Series J, 20,000 shares

National Retail Properties, Series D, 59,996 shares

PS Business Parks, Series R, 9,500 shares

PS Business Parks, Series T, 23,000 shares

Realty Income, Series E, 37,060 shares

Regency Centers, Series F, 47,900 shares

Simon Property Group, Series J, 11,000 shares

Vornado Realty, Series G, 30,000 shares

Vornado Realty, Series K, 11,867 shares

Weingarten Realty Investors, Series F, 25,500 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2013, securities valued at $7,338,712 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,040,000	5/10/13	0.37%	6/10/13	$1,592	(1)

*	Interest rate as of May 31, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)    Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $123,768 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $539,791 par

Federal National Mortgage Association, 6.00%, 10/1/16, $39,670 par

Federal National Mortgage Association, 5.00%, 7/1/18, $508,467 par

Federal National Mortgage Association, 6.50%, 6/1/29, $45,090 par

Federal National Mortgage Association, 7.50%, 5/1/30, $13,816 par

Federal National Mortgage Association, 8.00%, 5/1/30, $6,787 par

Federal National Mortgage Association, 6.00%, 5/1/31, $68,626 par

Federal National Mortgage Association, 6.50%, 11/1/31, $50,163 par

Federal National Mortgage Association, 5.50%, 7/1/33, $540,058 par

Federal National Mortgage Association, 5.00%, 7/1/39, $295,769 par

Federal National Mortgage Association, 4.00%, 12/1/40, $929,008 par

Federal National Mortgage Association, 4.00%, 12/1/40, $452,770 par

Federal National Mortgage Association, 4.00%, 1/1/41, $734,384 par

Federal National Mortgage Association, 3.50%, 3/1/41, $1,288,688 par

Federal National Mortgage Association, 3.50%, 3/1/42, $1,302,210 par

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $74,964,602. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,159,852
Gross unrealized depreciation	(2,618,758)

Net unrealized depreciation	$(458,906)

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$19,599,410	$19,599,410
Corporate Note	—	—	3,535,000	3,535,000
Corporate Bonds	2,125,536	21,414,285	—	23,539,821
U.S. Government Agency Mortgage-Backed Securities	—	7,403,204	—	7,403,204
Preferred Stocks	18,644,205	—	—	18,644,205
Short-Term Investment	1,784,056	—	—	1,784,056

Total Investments	$22,553,797	$28,817,489	$23,134,410	$74,505,696

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Note	Total Fair Value
Balance as of August 31, 2012	$24,550,294	$3,570,000	$28,120,294
Accrued discounts/premiums	101	—	101
Realized gain (loss)	6,095	—	6,095
Net change in unrealized appreciation or depreciation	(455,761)	(35,000)	(490,761)
Purchases	1,506,925	—	1,506,925
Sales	(6,008,244)	—	(6,008,244)

Balance as of May 31, 2013	$19,599,410	$3,535,000	$23,134,410

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2013	$(548,733)	$(35,000)	$(583,733)

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

During the period ended May 31, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
ASP
Commercial Whole Loans	$3,574,104	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.26% – 2.35% (2.30%) 0.69 – 1.41 (1.06)
Commercial Whole Loans and Corporate Notes	17,587,666	Price Ceiling	N/A	N/A
Commercial Whole Loans	1,848,502	Price Floor	Loss Severity	41.9%

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio (ASP)

Single Family Whole Loans	75,196	Discounted Cash Flow	Yield Spread	1.54% – 3.00% (2.63%)
Single Family Whole Loans	48,942	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013